March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2060 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock LifePath® Dynamic 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 94.1%
BlackRock Real Estate Securities Fund	53,624	$ 824,740
BlackRock Tactical Opportunities Fund, Class K	480,579	7,881,504
Diversified Equity Master Portfolio	$80,636,171	80,636,171
International Tilts Master Portfolio	$24,340,736	24,340,736
iShares Core MSCI Emerging Markets ETF	245,327	17,111,558
iShares Core MSCI International Developed Markets ETF(b)	148,761	12,431,957
iShares MSCI Canada ETF(b)	64,636	3,541,406
iShares MSCI EAFE Small-Cap ETF(b)	45,391	3,559,108
iShares Russell 2000 ETF	6,115	1,516,520
		151,843,700
Fixed-Income Funds — 1.8%
BlackRock Diversified Fixed Income Fund, Class K	147,806	1,383,468
iShares Broad USD Investment Grade Corporate Bond ETF	29,962	1,534,953
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	41	4,469
		2,922,890

Security	Shares	Value
Money Market Funds — 11.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)	11,970,621	$ 11,973,016
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	6,434,914	6,434,914
		18,407,930
Total Investments — 107.3% (Cost: $153,567,122)		173,174,520
Liabilities in Excess of Other Assets — (7.3)%		(11,797,514)
Net Assets — 100.0%		$ 161,377,006

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 8,676,570	$ 3,300,473 (a)	$ —	$ (2,760)	$ (1,267)	$ 11,973,016	11,970,621	$ 14,366 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	10,183,727	—	(3,748,813)(a)	—	—	6,434,914	6,434,914	78,388	—
BlackRock Diversified Fixed Income Fund, Class K	1,383,565	16,134	—	—	(16,231)	1,383,468	147,806	16,138	—
BlackRock Real Estate Securities Fund	1,079,183	—	(287,000)	(4,595)	37,152	824,740	53,624	—	—
BlackRock Tactical Opportunities Fund, Class K	8,110,195	—	(510,118)	11,509	269,918	7,881,504	480,579	—	—
Diversified Equity Master Portfolio	82,181,433	2,434,107 (a)(c)	—	2,601,891	(6,581,260)	80,636,171	$80,636,171	1,115,670	—
International Tilts Master Portfolio	24,681,775	—	(383,958)(a)(c)	1,087,787	(1,044,868)	24,340,736	$24,340,736	335,511	—
iShares Broad USD Investment Grade Corporate Bond ETF	1,551,133	—	—	—	(16,180)	1,534,953	29,962	11,895	—
iShares Core MSCI Emerging Markets ETF	16,842,374	729,738	(1,194,427)	228,870	505,003	17,111,558	245,327	—	—
iShares Core MSCI International Developed Markets ETF	12,119,446	663,360	(554,675)	64,466	139,360	12,431,957	148,761	—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,518	—	—	—	(49)	4,469	41	32	—
iShares MSCI Canada ETF	3,777,311	—	(310,644)	43,815	30,924	3,541,406	64,636	—	—
iShares MSCI EAFE Small-Cap ETF	3,519,164	—	—	—	39,944	3,559,108	45,391	—	—
iShares Russell 2000 ETF	1,505,268	—	—	—	11,252	1,516,520	6,115	2,703	—
				$ 4,030,983	$ (6,626,302)	$ 173,174,520		$ 1,574,703	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	6	06/11/26	$ 1,367	$ 27,032
E-mini Russell 2000 Index	33	06/18/26	4,145	10,039
S&P 500 E-Mini Index	38	06/18/26	12,484	(285,165)
MSCI EAFE Index	5	06/19/26	725	3,320
MSCI Emerging Markets Index	34	06/19/26	2,473	(7,495)
				(252,269)
Short Contracts
NASDAQ 100 E-Mini Index	10	06/18/26	4,783	171,035
				$ (81,234)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,593,302	AUD	2,267,310	Bank of America N.A.	06/17/26	$ 30,708
USD	1,613,177	AUD	2,305,102	Morgan Stanley & Co. International PLC	06/17/26	24,538
USD	4,678	EUR	4,000	Barclays Bank PLC	06/17/26	38
USD	533,336	JPY	83,833,000	Standard Chartered Bank	06/17/26	1,733
USD	956,487	JPY	148,825,000	State Street Bank and Trust Co.	06/17/26	12,757
						69,774
AUD	7,038,837	USD	4,972,194	Standard Chartered Bank	06/17/26	(121,139)
CAD	208,600	USD	153,340	JPMorgan Chase Bank N.A.	06/17/26	(2,887)
CAD	4,744,217	USD	3,487,420	JPMorgan Chase Bank N.A.	06/17/26	(65,658)
JPY	40,161,000	USD	254,730	Barclays Bank PLC	06/17/26	(61)
JPY	2,083,831,089	USD	13,393,038	Barclays Bank PLC	06/17/26	(179,027)
USD	302,451	CAD	420,000	Morgan Stanley & Co. International PLC	06/17/26	(473)
						(369,245)
						$ (299,471)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Dynamic 2060 Fund

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 46,866,793	$ —	$ —	$ 46,866,793
Fixed-Income Funds	2,922,890	—	—	2,922,890
Money Market Funds	18,407,930	—	—	18,407,930
	$68,197,613	$—	$—	68,197,613
Investments Valued at NAV(a)				104,976,907
				$ 173,174,520
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 184,394	$ 27,032	$ —	$ 211,426
Foreign Currency Exchange Contracts	—	69,774	—	69,774
Liabilities
Equity Contracts	(292,660)	—	—	(292,660)
Foreign Currency Exchange Contracts	—	(369,245)	—	(369,245)
	$(108,266)	$(272,439)	$—	$(380,705)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s